UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-04765

Dreyfus New York AMT-Free Municipal Bond Fund
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	11/30
Date of reporting period:	02/28/19

FORM N-Q

Item 1.                  Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus New York AMT-Free Municipal Bond Fund
February 28, 2019 (Unaudited)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 102.1%
New York - 100.9%
Build New York City Resource
Corporation,
Revenue Bonds, Refunding (The New
York Methodist Hospital Project)	5.00	7/1/2029	650,000		727,610
Build New York City Resource
Corporation,
Revenue Bonds, Refunding (YMCA of
Greater New York Project)	5.00	8/1/2040	1,000,000		1,110,720
Dutchess County Local Development
Corporation,
Revenue Bonds (Health Quest
Systems Inc., Project) Ser. B	4.00	7/1/2041	2,585,000		2,598,003
Dutchess County Local Development
Corporation,
Revenue Bonds (Health Quest
Systems Inc., Project) Ser. B	5.00	7/1/2035	2,000,000		2,256,380
Dutchess County Local Development
Corporation,
Revenue Bonds (Health Quest
Systems Inc., Project) Ser. B	5.00	7/1/2032	1,000,000		1,141,970
Glen Cove Local Economic Assistance
Corporation,
Revenue Bonds (Garvies Point Public
Improvement Project) Ser. B	0.00	1/1/2045	6,000,000	[a]	1,534,620
Hempstead Township Local
Development Corporation,
Revenue Bonds, Refunding (Molloy
College Project)	5.00	7/1/2034	810,000		904,576
Hudson Yards Infrastructure
Corporation,
Revenue Bonds	5.75	2/15/2047	940,000		1,008,037
Hudson Yards Infrastructure
Corporation,
Revenue Bonds, Refunding, Ser. A	5.00	2/15/2039	2,000,000		2,271,540
Long Island Power Authority,
Electric System General Revenue
Bonds	5.00	9/1/2047	1,000,000		1,120,560
Long Island Power Authority,
Electric System General Revenue
Bonds, Refunding, Ser. A	5.00	9/1/2034	1,500,000		1,687,650
Long Island Power Authority,
Electric System General Revenue
Bonds, Refunding, Ser. B	5.00	9/1/2036	1,000,000		1,137,220

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	Value ($)
Long-Term Municipal Investments - 102.1% (continued)
New York - 100.9% (continued)
Long Island Power Authority,
Electric System General Revenue
Bonds, Ser. B	5.00	9/1/2037	1,700,000	1,919,844
Metropolitan Transportation Authority,
Dedicated Tax Fund Revenue Bonds,
Refunding, Ser. A	5.00	11/15/2027	2,000,000	2,225,120
Metropolitan Transportation Authority,
Revenue Bonds (Hudson Rail Yards
Trust Obligations) Ser. A	5.00	11/15/2051	5,000,000	5,297,000
Metropolitan Transportation Authority,
Transportation Revenue Bonds,
Refunding, Ser. B	5.00	11/15/2037	1,750,000	1,957,935
Metropolitan Transportation Authority,
Transportation Revenue Bonds,
Refunding, Ser. C1	5.00	11/15/2034	2,260,000	2,533,912
Metropolitan Transportation Authority,
Transportation Revenue Bonds, Ser.
C	5.00	11/15/2028	1,785,000	1,957,074
Metropolitan Transportation Authority,
Transportation Revenue Bonds, Ser.
C	5.00	11/15/2041	965,000	1,040,222
Metropolitan Transportation Authority,
Transportation Revenue Bonds, Ser.
C	5.00	11/15/2030	5,000,000	5,586,850
Metropolitan Transportation Authority,
Transportation Revenue Bonds, Ser.
D1	5.25	11/15/2044	2,000,000	2,249,700
Metropolitan Transportation Authority,
Transportation Revenue Bonds, Ser.
E	5.00	11/15/2043	6,210,000	6,749,028
Monroe County Industrial Development
Corporation,
Revenue Bonds (The Rochester
General Hospital Projects)	5.00	12/1/2035	1,150,000	1,299,408
Monroe County Industrial Development
Corporation,
Revenue Bonds (The Rochester
General Hospital Projects)	5.00	12/1/2034	1,100,000	1,246,762
Monroe County Industrial Development
Corporation,
Revenue Bonds, Refunding
(University of Rochester Project), Ser.
A	5.00	7/1/2036	1,000,000	1,157,910
New York City,
GO, Refunding, Ser. A	5.00	8/1/2027	3,000,000	3,554,160
New York City,
GO, Refunding, Ser. C	5.00	8/1/2033	12,240,000	13,916,023
New York City,
GO, Refunding, Ser. F	5.00	8/1/2029	5,000,000	5,428,750

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	Value ($)
Long-Term Municipal Investments - 102.1% (continued)
New York - 100.9% (continued)
New York City,
GO, Refunding, Ser. J	5.00	8/1/2031	4,000,000	4,568,280
New York City,
GO, Ser. A1	5.00	8/1/2037	3,500,000	3,987,235
New York City,
GO, Ser. I	5.00	8/1/2028	2,000,000	2,205,000
New York City Educational
Construction Fund,
Revenue Bonds, Ser. A	6.50	4/1/2025	3,960,000	4,336,952
New York City Housing Development
Corporation,
Multi-Family Housing Revenue Bonds
(Sustainable Neighborhood Bonds)
Ser. C1-A	4.00	11/1/2053	2,500,000	2,501,625
New York City Housing Development
Corporation,
Revenue Bonds, Ser. B2	5.00	7/1/2026	2,000,000	2,231,380
New York City Industrial Development
Agency,
PILOT Revenue Bonds (Yankee
Stadium Project) (Insured; Assured
Guaranty Corp. )	7.00	3/1/2049	5,000,000	5,023,150
New York City Municipal Water Finance
Authority,
Water and Sewer System Second
General Resolution Revenue Bonds,
Refunding, Ser. CC	5.00	6/15/2045	4,000,000	4,291,280
New York City Municipal Water Finance
Authority,
Water and Sewer System Second
General Resolution Revenue Bonds,
Refunding, Ser. CC-1	5.00	6/15/2038	3,595,000	4,111,709
New York City Municipal Water Finance
Authority,
Water and Sewer System Second
General Resolution Revenue Bonds,
Refunding, Ser. FF	5.00	6/15/2031	3,000,000	3,121,140
New York City Municipal Water Finance
Authority,
Water and Sewer System Second
General Resolution Revenue Bonds,
Refunding, Ser. GG	5.00	6/15/2031	5,000,000	5,786,700
New York City Municipal Water Finance
Authority,
Water and Sewer System Second
General Resolution Revenue Bonds,
Ser. CC	5.00	6/15/2047	1,685,000	1,840,660

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 102.1% (continued)
New York - 100.9% (continued)
New York City Municipal Water Finance
Authority,
Water and Sewer System Second
General Resolution Revenue Bonds,
Ser. DD	5.00	6/15/2034	2,000,000		2,222,380
New York City Municipal Water Finance
Authority,
Water and Sewer System Second
General Resolution Revenue Bonds,
Ser. EE	5.25	6/15/2040	1,000,000		1,009,630
New York City Transitional Finance
Authority,
Building Aid Revenue Bonds,
Refunding, Ser. S-2A	5.00	7/15/2034	4,000,000		4,720,040
New York City Transitional Finance
Authority,
Building Aid Revenue Bonds, Ser. S-1	5.00	7/15/2043	5,000,000		5,548,100
New York City Transitional Finance
Authority,
Building Aid Revenue Bonds, Ser. S-2	5.00	7/15/2040	3,000,000		3,363,660
New York City Transitional Finance
Authority,
Building Aid Revenue Bonds, Ser. S-3	5.00	7/15/2043	2,000,000		2,283,180
New York City Transitional Finance
Authority,
Future Tax Secured Subordinate
Revenue Bonds, Ser. D1	5.00	11/1/2038	3,000,000		3,240,720
New York City Transitional Finance
Authority,
Future Tax Secured Subordinate
Revenue Bonds, Ser. D1	5.00	2/1/2036	2,000,000		2,244,700
New York City Transitional Finance
Authority,
Future Tax Secured Subordinate
Revenue Bonds, Ser. E1	5.00	2/1/2040	4,000,000		4,499,880
New York City Trust for Cultural
Resources,
Revenue Bonds, Refunding
(American Museum of Natural
History) Ser. A	5.00	7/1/2032	4,210,000		4,816,577
New York Convention Center
Development Corporation,
Revenue Bonds, Refunding (Hotel
Unit Fee Secured) (Credit Support
Agreement; SONYMA)	5.00	11/15/2040	1,250,000		1,414,462
New York Convention Center
Development Corporation,
Revenue Bonds, Ser. B	0.00	11/15/2046	4,000,000	[a]	1,242,320
New York Counties Tobacco Trust V,
Revenue Bonds	0.00	6/1/2050	10,000,000	[a]	1,291,500

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 102.1% (continued)
New York - 100.9% (continued)
New York Counties Tobacco Trust V,
Revenue Bonds	0.00	6/1/2055	20,000,000	[a]	1,291,000
New York Liberty Development
Corporation,
Liberty Revenue Bonds, Refunding (3
World Trade Center Project) Ser. 1	5.00	11/15/2044	5,000,000	[b]	5,213,350
New York Liberty Development
Corporation,
Liberty Revenue Bonds, Refunding (4
World Trade Center Project)	5.00	11/15/2044	3,000,000		3,198,390
New York Liberty Development
Corporation,
Liberty Revenue Bonds, Refunding (7
World Trade Center Project)	5.00	9/15/2040	2,000,000		2,169,200
New York Liberty Development
Corporation,
Revenue Bonds, Refunding (Goldman
Sachs Headquarters)	5.25	10/1/2035	2,000,000		2,457,480
New York State Dormitory Authority,
Personal Income Tax Revenue Bonds,
Ser. A	5.00	2/15/2034	3,700,000		4,268,394
New York State Dormitory Authority,
Revenue Bonds (Cornell University)
Ser. A	5.00	7/1/2035	2,000,000		2,081,100
New York State Dormitory Authority,
Revenue Bonds (State University of
New York Dormitory Facilities) Ser. A	5.00	7/1/2043	2,500,000		2,763,075
New York State Dormitory Authority,
Revenue Bonds (The Rockefeller
University) Ser. C	5.00	7/1/2040	4,000,000		4,038,800
New York State Dormitory Authority,
Revenue Bonds, Refunding (Fordham
University) Ser. A	5.00	7/1/2041	1,000,000		1,118,070
New York State Dormitory Authority,
Revenue Bonds, Refunding (Icahn
School of Medicine at Mount Sinai)
Ser. A	5.00	7/1/2040	1,000,000		1,106,660
New York State Dormitory Authority,
Revenue Bonds, Refunding
(Memorial Sloan Kettering Cancer
Center) Ser. 1	5.00	7/1/2042	500,000		566,890
New York State Dormitory Authority,
Revenue Bonds, Refunding
(Montefiore Obligated Group) Ser. A	5.00	8/1/2035	2,800,000		3,170,272
New York State Dormitory Authority,
Revenue Bonds, Refunding
(Montefiore Obligated Group) Ser. A	5.00	8/1/2034	1,010,000		1,149,350
New York State Dormitory Authority,
Revenue Bonds, Refunding (New
York University Hospitals Center)	5.00	7/1/2032	500,000		574,545

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 102.1% (continued)
New York - 100.9% (continued)
New York State Dormitory Authority,
Revenue Bonds, Refunding (New
York University Hospitals Center)	5.00	7/1/2034	2,500,000		2,792,700
New York State Dormitory Authority,
Revenue Bonds, Refunding (New
York University) Ser. A	5.00	7/1/2045	3,540,000		4,006,537
New York State Dormitory Authority,
Revenue Bonds, Refunding (North
Shore - Long Island Jewish Obligated
Group) Ser. A	5.00	5/1/2043	1,300,000		1,418,326
New York State Dormitory Authority,
Revenue Bonds, Refunding (Orange
Regional Medical Center Obligated
Group)	5.00	12/1/2036	3,400,000	[b]	3,761,862
New York State Dormitory Authority,
Revenue Bonds, Refunding (Orange
Regional Medical Center Obligated
Group)	5.00	12/1/2045	1,400,000	[b]	1,500,240
New York State Dormitory Authority,
Sales Tax Revenue Bonds, Ser. A	5.00	3/15/2044	5,000,000		5,638,050
New York State Dormitory Authority,
State Personal Income Tax Revenue
Bonds (General Purpose) Ser. C	5.00	3/15/2031	5,000,000		5,677,550
New York State Dormitory Authority,
State Personal Income Tax Revenue
Bonds (General Purpose) Ser. F	5.00	2/15/2039	2,000,000		2,238,820
New York State Dormitory Authority,
State Sales Tax Revenue Bonds, Ser. A	5.00	3/15/2043	2,500,000		2,752,875
New York State Dormitory Authority,
State Sales Tax Revenue Bonds, Ser. A	5.00	3/15/2044	3,000,000		3,299,700
New York State Dormitory Authority,
Third General Resolution Revenue
Bonds (State University Educational
Facilities)	5.00	5/15/2030	2,000,000		2,189,000
New York State Environmental
Facilities Corporation,
State Revolving Funds Revenue
Bonds (Master Financing Program)
Ser. B	5.00	5/15/2030	2,000,000		2,245,120
New York State Mortgage Agency,
Mortgage Revenue Bonds, Ser. 39th	5.00	4/1/2028	90,000		91,774
New York State Thruway Authority,
General Revenue Bonds Junior
Indebtedness Obligations, Ser. A	5.00	1/1/2041	1,000,000		1,115,740
New York State Thruway Authority,
General Revenue Bonds, Ser. I	5.00	1/1/2042	1,500,000		1,592,280

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 102.1% (continued)
New York - 100.9% (continued)
Niagara Area Development
Corporation,
Solid Disposal Facility Revenue
Bonds, Refunding (Convanta Holding
Project) Ser. B	3.50	11/1/2024	3,250,000	[b]	3,236,675
Niagara Tobacco Asset Securitization
Corporation,
Tobacco Settlement Asset-Backed
Revenue Bonds, Refunding	5.25	5/15/2040	1,750,000		1,835,715
Niagara Tobacco Asset Securitization
Corporation,
Tobacco Settlement Asset-Backed
Revenue Bonds, Refunding	5.25	5/15/2034	2,000,000		2,113,260
Port Authority of New York & New
Jersey,
Consolidated Revenue Bonds,
Refunding, Ser. 195th	5.00	4/1/2036	4,000,000		4,529,720
Port Authority of New York and New
Jersey,
Consolidated Revenue Bonds, Ser.
163rd	5.00	7/15/2035	5,000,000		5,209,300
Port Authority of New York and New
Jersey,
Consolidated Revenue Bonds, Ser.
184th	5.00	9/1/2039	2,000,000		2,261,140
Port Authority of New York and New
Jersey,
Consolidated Revenue Bonds, Ser.
184th	5.00	9/1/2036	2,500,000		2,837,425
Port Authority of New York and New
Jersey,
Consolidated Revenue Bonds, Ser.
184th	5.00	9/1/2032	3,000,000		3,424,830
Port Authority of New York and New
Jersey,
Consolidated Revenue Bonds, Ser.
93rd	6.13	6/1/2094	1,955,000		2,321,347
Port Authority of New York and New
Jersey,
Special Project Revenue Bonds (JFK
International Air Terminal LLC
Project)	6.00	12/1/2036	2,000,000		2,117,380
Sales Tax Asset Receivable Corporation,
Sales Tax Asset Revenue Bonds,
Refunding, Ser. A	5.00	10/15/2031	1,000,000		1,151,480
Suffolk Tobacco Asset Securitization
Corporation,
Tobacco Settlement Asset-Backed
Bonds	6.00	6/1/2048	4,690,000		4,695,347

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 102.1% (continued)
New York - 100.9% (continued)
Tender Option Bond Trust Receipts
(Series 2016-XM0367),
(New York State Dormitory
Authority, Revenue Bonds (The
Rockefeller University)) Non-
recourse	5.00	12/29/2019	4,000,000	[b,c]	4,161,100
Tender Option Bond Trust Receipts
(Series 2016-XM0382),
(New York City Transitional Finance
Authority, Future Tax Secured
Subordinate Revenue Bonds) Non-
recourse	5.00	5/1/2022	10,000,000	[b,c]	10,993,025
Town of Oyster Bay,
GO (Insured; Assured Guaranty
Municipal Corporation) Ser. B	4.00	2/1/2033	3,000,000		3,133,620
Triborough Bridge and Tunnel
Authority,
General Revenue Bonds (MTA
Bridges and Tunnels) Ser. A	5.00	11/15/2042	3,000,000		3,416,670
Triborough Bridge and Tunnel
Authority,
General Revenue Bonds (MTA
Bridges and Tunnels) Ser. A	5.00	11/15/2038	1,000,000		1,098,640
Triborough Bridge and Tunnel
Authority,
General Revenue Bonds (MTA
Bridges and Tunnels) Ser. A	5.25	11/15/2045	1,500,000		1,722,390
Triborough Bridge and Tunnel
Authority,
General Revenue Bonds, Refunding
(MTA Bridges and Tunnels) Ser. A	5.00	11/15/2046	3,500,000		3,931,480
Triborough Bridge and Tunnel
Authority,
Revenue Bonds (MTA Bridges &
Tunnels) Ser. C2	5.00	11/15/2042	2,000,000		2,292,580
TSASC,
Senior Tobacco Settlement Revenue
Bonds, Ser. A	5.00	6/1/2041	2,500,000		2,652,275
TSASC,
Tobacco Settlement Subordinate
Revenue Bonds, Refunding, Ser. B	5.00	6/1/2048	1,220,000		1,172,725
Utility Debt Securitization Authority,
Restructuring Revenue Bonds,
Refunding	5.00 1	2/15/2035	8,000,000		9,232,640
Westchester Tobacco Asset
Securitization Corporation,
Tobacco Settlement Senior Revenue
Bonds, Refunding, Ser. B	5.00	6/1/2041	1,500,000		1,582,770

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	Value ($)
Long-Term Municipal Investments - 102.1% (continued)
New York - 100.9% (continued)
Western Nassau County Water
Authority,
Water System Revenue Bonds, Ser. A	5.00	4/1/2040	1,000,000	1,123,690
				315,255,218
U.S. Related - 1.2%
Guam,
Hotel Occupancy Tax Revenue Bonds,
Ser. A	5.50	11/1/2019	1,000,000	1,018,510
Puerto Rico Highway & Transportation
Authority,
Highway Revenue Bonds (Insured;
Assured Guaranty Municipal
Corporation) Ser. CC	5.25	7/1/2033	2,405,000	2,672,436
				3,690,946
Total Long-Term Municipal Investments
(cost $310,591,358)				318,946,164

Short-Term Municipal Investments - .0%
U. S. Government Securities
U. S. Treasury Bills
(cost $39,722)	2.46	6/13/2019	40,000 [d,e]	39,724
Total Investments (cost $310,631,080)			102.1%	318,985,888
Liabilities, Less Cash and Receivables			(2.1%)	(6,562,727)
Net Assets			100.0%	312,423,161

[a]	Security issued with a zero coupon. Income is recognized through the accretion of discount.
[b]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2019, these securities were valued at $28,866,252 or 9.24% of net assets.

[c]	Collateral for floating rate borrowings.
[d]	Held by a counterparty for open exchange traded derivative contracts.
[e]	Security is a discount security. Income is recognized through the accretion of discount.

STATEMENT OF FINANCIAL FUTURES
Dreyfus New York AMT-Free Municipal Bond Fund
February 28, 2019 (Unaudited)

	Number of		Notional		Unrealized
Description	Contracts	Expiration	Value ($)	Value ($)	Appreciation ($)
Futures Short
U.S. Treasury 10 Year
Notes	21	3/19	2,563,641	2,556,750	6,891
Gross Unrealized Appreciation					6,891

See notes to financial statements.

STATEMENT OF FINANCIAL FUTURES
Dreyfus New York AMT-Free Municipal Bond Fund
February 28, 2019 (Unaudited)

The following is a summary of the inputs used as of February 28, 2019 in valuing the fund’s investments:

		Level 2 - Other	Level 3 -
	Level 1 -	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Municipal Bonds†	-	318,946,164	-	318,946,164
U.S. Treasury	-	39,724	-	39,724
Other Financial Instruments:
Futures††	6,891	-	-	6,891
Liabilities ($)
Floating Rate Notes†††	-	(10,500,000)	-	(10,500,000)

†	See Statement of Investments for additional detailed categorizations.
††	Amount shown represents unrealized appreciation at period end.
†††	Certain of the fund’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board Members (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at

NOTES

fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Inverse Floater Securities: The fund participates in secondary inverse floater structures in which fixed-rate, tax-exempt municipal bonds are transferred to a trust (the “Inverse Floater Trust”). The Inverse Floater Trust typically issues two variable rate securities that are collateralized by the cash flows of the fixed-rate, tax-exempt municipal bonds. One of these variable rate securities pays interest based on a short-term floating rate set by a remarketing agent at predetermined intervals (“Trust Certificates”). A residual interest tax-exempt security is also created by the Inverse Floater Trust, which is transferred to the fund, and is paid interest based on the remaining cash flows of the Inverse Floater Trust, after payment of interest on the other securities and various expenses of the Inverse Floater Trust. An Inverse Floater Trust may be collapsed without the consent of the fund due to certain termination events such as bankruptcy, default or other credit event.

The fund accounts for the transfer of bonds to the Inverse Floater Trust as secured borrowings, with the securities transferred remaining in the fund’s investments, and the Trust Certificates reflected as fund liabilities in the Statement of Assets and Liabilities.

The fund may invest in inverse floater securities on either a non-recourse or recourse basis. These securities are typically supported by a liquidity facility provided by a bank or other financial institution (the “Liquidity Provider”) that allows the holders of the Trust Certificates to tender their certificates in exchange for payment from the Liquidity Provider of par plus accrued interest on any business day prior to a termination event. When the fund invests in inverse floater securities on a non-recourse basis, the Liquidity

NOTES

Provider is required to make a payment under the liquidity facility due to a termination event to the holders of the Trust Certificates. When this occurs, the Liquidity Provider typically liquidates all or a portion of the municipal securities held in the Inverse Floater Trust. A liquidation shortfall occurs if the Trust Certificates exceed the proceeds of the sale of the bonds in the Inverse Floater Trust (“Liquidation Shortfall”). When a fund invests in inverse floater securities on a recourse basis, the fund typically enters into a reimbursement agreement with the Liquidity Provider where the fund is required to repay the Liquidity Provider the amount of any Liquidation Shortfall. As a result, a fund investing in a recourse inverse floater security bears the risk of loss with respect to any Liquidation Shortfall.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at February 28, 2019 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default.

At February 28, 2019, accumulated net unrealized appreciation on investments was $8,354,808, consisting of $9,428,540 gross unrealized appreciation and $1,073,732 gross unrealized depreciation.

At February 28, 2019, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

Item 2.                 Controls and Procedures.

(a)          The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)          There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                 Exhibits.

(a)          Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus New York AMT-Free Municipal Bond Fund

By:         /s/ Bradley J. Skapyak

               Bradley J. Skapyak

               President

Date:      April 16, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:         /s/ Bradley J. Skapyak

               Bradley J. Skapyak

               President

Date:      April 16, 2019

By:         /s/ James Windels

               James Windels

               Treasurer

Date:      April 16, 2019

EXHIBIT INDEX

(a)          Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)